UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: MARCH 31, 2005
                         --------------

Date of reporting period: SEPTEMBER 30, 2004
                          ------------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                            (THE PERKINS FUNDS LOGO)

                               SEMI-ANNUAL REPORT

                                Six Months Ended
                               September 30, 2004

October 29, 2004

Dear Shareholders:

In our last shareholder letter, we stated that we expected a springtime correction that should continue into mid- to late summer which should be followed by a continuation of the rally into mid-2005. This was based on the four-year "presidential cycle" and other factors. Typically, an up market that begins in the second presidential year, should last through the third presidential year, the election year and well into the first presidential year with a significant correction in the spring of the election year. In this case, the cycle started with a bottom in October 2002 that was followed by a correction this spring that bottomed in August. We expect the market to continue up well into next year. Since the market tends to favor Republican presidents, a Bush victory would probably result in a stronger up market and a Kerry victory in a pullback first and then a continuation of the rally.

In terms of small-cap stocks, we have presented charts and tables in previous letters showing that small-cap stocks have historically outperformed large-caps coming out of recessions and that the large-cap/small-cap cycle was currently in favor of small-caps. We are currently several years past the last recession; however, the small-caps are continuing to lead and there have been time periods in the past when small-caps have led for as long as 10 years.

The Perkins Opportunity Fund has several long-term holdings, including Cash America International, Inc., Del Laboratories, Inc., G & K Services, Inc., Guitar Center, Inc. and Regis Corp., which have done well for the Fund and other holdings, both new and old, that we believe have significant promise. One holding, Insignia Systems, Inc., which has been a drag on the portfolio for almost two years, may be turning around. The company now has two quarters of sequential quarterly revenue growth and in a recent filing the President and CEO reported purchasing shares for his own account. We believe, given time, Insignia will recover its lost ground and contribute to positive performance for the Fund.

We believe the Discovery Fund is well-positioned in micro-cap growth stocks, i.e., those with less than a $100 million market capitalization. Its biggest contributors included companies such as Navarre Corp., Dynamex, Inc., AMX Corp., First Cash Financial Services, Inc. and American Dental Partners, Inc. It also has many other holdings that we believe hold significant promise for the future.

The following table shows the Funds' returns by year and since inception, compared to several popular indices.

                                    PERKINS        PERKINS
                                   DISCOVERY     OPPORTUNITY      RUSSELL         NASDAQ          S&P
                                      FUND           FUND           2000        COMPOSITE         500
  CALENDAR PERIOD                   (PDFDX)        (POFDX)         INDEX          INDEX          INDEX
  ---------------                  ---------     -----------       ------       ---------        -----
  1993 (Partial Year)                  --           39.52%         17.62%         17.26%         10.67%
  1994                                 --           14.85%         -3.18%         -3.20%          1.27%
  1995                                 --           70.35%         26.21%         39.92%         37.53%
  1996                                 --           -7.33%         14.76%         22.71%         22.99%
  1997                                 --          -17.08%         20.52%         21.64%         33.34%
  1998 - Discovery (Part Yr)          9.67%           --          -11.23%         21.34%         12.84%
       - Opportunity                   --          -16.01%         -3.45%         39.63%         28.57%
  1999                               67.54%         98.58%         19.62%         85.58%         21.03%
  2000                                7.61%        -29.26%         -4.20%        -39.29%         -9.15%
  2001                               17.76%         17.66%          1.03%        -21.05%        -11.91%
  2002                              -31.18%        -16.72%        -21.58%        -31.53%        -22.18%
  2003                               67.87%         -5.96%         45.38%         50.01%         28.62%
  2004 (YTD to 09/30/04)              1.69%         -6.12%          2.88%         -5.32%          1.55%
  Annualized - Discovery             16.79%           --            2.77%          0.64%          1.51%
    (Inception to 09/30/04)
  Annualized - Opportunity             --            6.77%          8.59%          9.47%         10.53%
    (Inception to 09/30/04)

The Discovery Fund's one-year, five-year and average annual total returns since inception (April 9, 1998) through September 30, 2004 were 13.02%, 14.84% and 16.79%, respectively. The Opportunity Fund's one-year, five-year, ten-year and average annual total returns since inception (February 18, 1993) through September 30, 2004 were -2.20%, 0.96%, 2.92% and 6.77%, respectively. The one-year, five-year, and ten-year returns for the indexes were: Russell 2000 Index 17.48%, 6.03%, and 8.26%; NASDAQ Composite Index 6.15%, -7.13%, and 9.41%; S&P
500 Index 13.87%, -1.33% and 10.68%.

Please note that performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-366-8361.

Thank you for your continued support.

Sincerely,

/s/Richard W. Perkins                        /s/Daniel S. Perkins

Richard W. Perkins, C.F.A.                   Daniel S. Perkins, C.F.A.
President                                    Vice President

Opinions expressed above are those of Richard W. Perkins or Daniel S. Perkins and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Small company investing involves additional risks such as limited liquidity and greater volatility.

The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general; the Russell 2000 Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000 Index, as ranked by market capitalization; and the NASDAQ Composite Index is a market capitalization-weighted index that is designed to represent the performance of the National Market System, which includes over 5,000 stocks traded only over-the-counter and not on an exchange. One cannot invest directly in an index. Please refer to the schedule of investments for more information regarding fund holdings. Fund holdings are subject to change and are not recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus. Please read it carefully before investing.

The Funds are distributed by Quasar Distributors, LLC.  10/04

                               THE PERKINS FUNDS

EXPENSE EXAMPLE For the Six Months Ended September 30, 2004 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/04 - 9/30/04).

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If you request that a redemption be made by wire transfer, currently, the Funds' transfer agent charges a $15.00 fee. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds may vary. These examples are not included in the example below. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Perkins Discovery Fund
----------------------

                            Beginning        Ending           Expenses Paid
                             Account         Account        During the Period
                           Value 4/1/04   Value 9/30/04   4/1/04 - 9/30/04*<F1>
                           ------------   -------------   ---------------------
Actual                        $1,000         $  958              $12.27
Hypothetical (5% annual
  return before expenses)     $1,000         $1,013              $12.61

*<F1> Expenses are equal to the Fund's annualized expense ratio of 2.50% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

Perkins Opportunity Fund
------------------------

                              Beginning       Ending          Expenses Paid
                               Account       Account        During the Period
                             Value 4/1/04 Value 9/30/04  4/1/04 - 9/30/04**<F2>
                             ------------ -------------  ----------------------
Actual***<F3>                   $1,000        $ 855              $11.81
Hypothetical
  (5% annual return
  before expenses)***<F3>       $1,000        $1,012             $12.81

 **<F2> Expenses are equal to the Fund's annualized expense ratio of 2.54% multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).
***<F3> Effective August 1, 2004, the Adviser has contractually agreed to limit the Fund's expenses by reducing all or a portion of its fees and reimbursing the Fund's expenses so that its ratio of expenses to average net assets will not exceed 2.50%. Had the 2.50% expense ratio been in effect throughout the period, the Actual beginning account value is $1,000, the ending account value would be $855, and the expenses paid during the period 4/1/04 through 9/30/04 would be $11.63. As for the Hypothetical example, the beginning account value is $1,000, the ending account value would be $1,013, and the expenses paid during the period 4/1/04 through 9/30/04 would be $12.61.

                               THE PERKINS FUNDS

THE PERKINS DISCOVERY FUND - SECTOR ALLOCATION at September 30, 2004
(Unaudited)

Consumer Discretionary                                 14.4%
Energy                                                  3.8%
Financials                                              6.3%
Health Care Equipment                                   9.5%
Biotechnology                                           2.3%
Health Care Services                                   17.3%
Health Care Supplies                                    2.3%
Industrials                                            16.9%
Information Technology                                 12.9%
Materials                                               0.7%
Telecommunication Services                              1.1%
Cash*<F4>                                              12.5%

*<F4>  Cash equivalents and other assets less liabilities.

THE PERKINS OPPORTUNITY FUND - SECTOR ALLOCATION at September 30, 2004
(Unaudited)

Consumer Staples                                        7.4%
Financials                                             10.0%
Health Care                                            14.4%
Hotels Restaurants & Leisure                            1.6%
Industrials                                            18.6%
Information Technology                                 16.6%
Media                                                   8.1%
Retailing                                              21.6%
Cash*<F5>                                               1.7%

*<F5>  Cash equivalents and other assets less liabilities.

                             PERKINS DISCOVERY FUND

SCHEDULE OF INVESTMENTS at September 30, 2004 (Unaudited)

  SHARES                                                               VALUE
  ------                                                               -----
COMMON STOCKS: 87.4%

COMMERCIAL SERVICES: 5.6%
    30,000   Cash Systems, Inc.*<F6>                                $  196,200
    20,000   Diversified Security
               Solutions, Inc.*<F6>                                    104,200
    22,500   IntegraMed
               America, Inc.*<F6>                                      137,250
                                                                    ----------
                                                                       437,650
                                                                    ----------

COMPUTERS: 8.7%
    20,000   AMX Corp.*<F6>                                            360,800
    35,000   Delphax
               Technologies, Inc.*<F6>                                 118,650
    15,000   Rimage Corp.*<F6>                                         210,000
                                                                    ----------
                                                                       689,450
                                                                    ----------

DISTRIBUTION - WHOLESALE: 10.6%
    25,000   CellStar Corp.*<F6>                                       113,975
    50,000   Navarre Corp.*<F6>                                        724,500
                                                                    ----------
                                                                       838,475
                                                                    ----------

ELECTRONICS: 7.8%
    22,500   Axsys
               Technologies, Inc.*<F6>                                 312,728
    50,000   Pemstar, Inc.*<F6>                                         91,000
    30,000   RF Monolithics, Inc.*<F6>                                 210,900
                                                                    ----------
                                                                       614,628
                                                                    ----------

HEALTHCARE - PRODUCTS: 12.3%
   150,000   CardioGenesis Corp.*<F6>                                   74,250
    20,000   Compex
               Technologies, Inc.*<F6>                                 108,000
    31,000   Criticare Systems, Inc.*<F6>                               54,870
   125,000   Curon Medical, Inc.*<F6>                                  136,250
    25,000   Hypertension
               Diagnostics, Inc.*<F6>                                    5,000
    30,000   MEDTOX
               Scientific, Inc.*<F6>                                   216,000
    25,000   Medwave, Inc.*<F6>                                        120,000
    40,000   Urologix, Inc.*<F6>                                       252,800
                                                                    ----------
                                                                       967,170
                                                                    ----------

HEALTHCARE - SERVICES: 11.3%
    20,000   Air Methods Corp.*<F6>                                    129,000
    15,000   American Dental
               Partners, Inc.*<F6>                                     300,000
    27,500   American Shared
               Hospital Services                                       140,250
    17,500   National Home Health
               Care Corp.*<F6>                                         175,000
    12,500   Psychemedics Corp.                                        150,000
                                                                    ----------
                                                                       894,250
                                                                    ----------

INTERNET: 1.3%
   150,000   Internet America, Inc.*<F6>                               102,000
                                                                    ----------

MEDIA: 1.9%
    15,000   WPT Enterprises, Inc.*<F6>                                150,000
                                                                    ----------

MINING: 0.7%
   200,000   Wits Basin Precious
               Minerals, Inc.*<F6>                                      52,000
                                                                    ----------

OIL & GAS: 3.8%
    20,000   Double Eagle
               Petroleum Co.*<F6>                                      300,000
                                                                    ----------

PHARMACEUTICALS: 4.6%
    40,000   Alfacell Corp.*<F6>                                       178,800
    17,500   Matrixx
               Initiatives, Inc.*<F6>                                  182,000
                                                                    ----------
                                                                       360,800
                                                                    ----------

RETAIL: 7.1%
    15,000   First Cash Financial
               Services, Inc.*<F6>                                     300,450
    50,000   Wilsons The Leather
               Experts, Inc.*<F6>                                      259,000
                                                                    ----------
                                                                       559,450
                                                                    ----------

SEMICONDUCTORS: 2.4%
   100,000   Micro Component
               Technology, Inc.*<F6>                                    70,000
    25,000   Spire Corp.*<F6>                                          119,750
                                                                    ----------
                                                                       189,750
                                                                    ----------

SOFTWARE: 1.5%
    40,000   Digital Angel Corp.*<F6>                                  118,000
                                                                    ----------

TELECOMMUNICATIONS: 2.3%
    70,000   Multiband Corp.*<F6>                                       84,000
    30,000   Norstan, Inc.*<F6>                                         96,000
                                                                    ----------
                                                                       180,000
                                                                    ----------

TRANSPORTATION: 5.5%
    22,500   Dynamex, Inc.*<F6>                                        387,900
   100,000   Velocity Express Corp.*<F6>                                46,000
                                                                    ----------
                                                                       433,900
                                                                    ----------
TOTAL COMMON STOCKS
  (cost $5,920,802)                                                  6,887,523
                                                                    ----------

RIGHTS: 0.0%

COMPUTERS: 0.0%
     2,500   Intelli-Check,
               Inc. Rts., Exp. 6/30/05*<F6>                                 --
                                                                    ----------
TOTAL RIGHTS:
  (cost $0)                                                                 --
                                                                    ----------

WARRANTS: 0.0%

HEALTHCARE - PRODUCTS: 0.0%
     4,500   Hypertension
               Diagnostics, Inc.
               Wts., Exp. 1/23/06*<F6>                                     315
                                                                    ----------

TELECOMMUNICATIONS: 0.0%
     4,000   Radyne ComStream,
               Inc. Wts., Exp. 2/8/05*<F6>                               2,760
                                                                    ----------
TOTAL WARRANTS:
  (cost $0)                                                              3,075
                                                                    ----------

SHORT-TERM INVESTMENT: 13.9%

MONEY MARKET INVESTMENT: 13.9%
 1,095,905   SEI Daily Income
               Trust Government
               Fund - Class B
               (cost $1,095,905)                                     1,095,905
                                                                    ----------
TOTAL INVESTMENTS IN SECURITIES
  (cost $7,016,707):  101.3%                                         7,986,503
Liabilities in Excess
  of Other Assets:  (1.3)%                                            (106,727)
                                                                    ----------
NET ASSETS: 100.0%                                                  $7,879,776
                                                                    ----------
                                                                    ----------

*<F6>   Non-income producing security.

See accompanying Notes to Financial Statements.

                            PERKINS OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at September 30, 2004 (Unaudited)

  SHARES                                                              VALUE
  ------                                                              -----
COMMON STOCKS: 98.3%

BIOTECHNOLOGY: 0.5%
   5,920    Cambridge Antibody
              Technology Group
              PLC*<F7>#<F8>                                        $    64,528
                                                                   -----------

COMMERCIAL SERVICES: 9.7%
  17,500    Coinstar, Inc.*<F7>                                        407,750
  10,000    Deluxe Corp.                                               410,200
  20,000    QC Holdings, Inc.*<F7>                                     318,600
                                                                   -----------
                                                                     1,136,550
                                                                   -----------

COMPUTERS: 6.7%
 100,000    Ciprico, Inc.*<F7>                                         369,000
  25,000    M-Systems Flash Disk
              Pioneers Ltd.*<F7>#<F8>                                  413,000
                                                                   -----------
                                                                       782,000
                                                                   -----------

COSMETICS & PERSONAL CARE: 7.4%
  26,250    Del Laboratories, Inc.                                     866,250
                                                                   -----------

DIVERSIFIED FINANCIAL SERVICES: 7.3%
  35,000    Cash America
              International, Inc.                                      856,100
                                                                   -----------

ELECTRONICS: 6.4%
 725,000    Insignia Systems, Inc.*<F7>^<F9>                           594,500
 400,000    Integrated Security
              Systems, Inc.*<F7>                                       156,000
                                                                   -----------
                                                                       750,500
                                                                   -----------

ENTERTAINMENT: 1.6%
  25,000    Empire Resorts, Inc.*<F7>                                  187,500
                                                                   -----------

ENVIRONMENTAL CONTROL: 2.0%
  87,500    Appliance Recycling
              Centers of America,
              Inc.*<F7>                                                240,625
                                                                   -----------

HEALTHCARE - PRODUCTS: 8.3%
  50,000    ATS Medical, Inc.*<F7>                                     182,500
  21,668    Britesmile, Inc.*<F7>                                      234,448
  11,477    Possis Medical, Inc.*<F7>                                  179,730
 525,000    SpectraScience, Inc.*<F7>+<F10>                             78,750
  12,500    SurModics, Inc.*<F7>                                       296,875
                                                                   -----------
                                                                       972,303
                                                                   -----------

HEALTHCARE - SERVICES: 5.6%
 437,500    Health Fitness Corp.*<F7>                                  656,250
                                                                   -----------

MEDIA: 3.0%
  35,000    WPT
              Enterprises, Inc.*<F7>                                   350,000
                                                                   -----------

OFFICE/BUSINESS EQUIPMENT: 3.2%
 100,000    Danka Business
              Systems PLC*<F7>#<F8>                                    380,000
                                                                   -----------

RETAIL: 22.9%
  25,000    Guitar Center, Inc.*<F7>                                 1,082,500
  30,000    Regis Corp.                                              1,206,600
  10,000    School Specialty, Inc.*<F7>                                394,100
                                                                   -----------
                                                                     2,683,200
                                                                   -----------

SEMICONDUCTORS: 4.3%
  12,500    Cree, Inc.*<F7>                                            381,625
 175,000    Micro Component
              Technology, Inc.*<F7>                                    122,500
                                                                   -----------
                                                                       504,125
                                                                   -----------

TELECOMMUNICATIONS: 4.3%
 100,000    ADC
              Telecommunications,
              Inc.*<F7>                                                181,000
 100,000    Norstan, Inc.*<F7>                                         320,000
                                                                   -----------
                                                                       501,000
                                                                   -----------

TEXTILES: 5.1%
  15,000    G&K Services, Inc.                                         596,100
                                                                   -----------
TOTAL COMMON STOCKS
  (cost $17,039,344)                                                11,527,031
                                                                   -----------

SHORT-TERM INVESTMENT: 2.3%

MONEY MARKET INVESTMENT: 2.3%
 272,767    SEI Daily Income
              Trust Government
              Fund - Class B
              (cost $272,767)                                          272,767
                                                                   -----------
TOTAL INVESTMENTS
  IN SECURITIES
  (cost $17,312,111):  100.6%                                       11,799,798
Liabilities in Excess
  of Other Assets: (0.6)%                                              (76,091)
                                                                   -----------
NET ASSETS: 100.0%                                                 $11,723,707
                                                                   -----------
                                                                   -----------

*<F7>   Non-income producing security.
#<F8>   U.S. security of foreign issuer.
^<F9>   Affiliated company (see Note 6).
+<F10> Security valued at its fair value under the supervision of the Board of Trustees. The market value of this security represented 0.7% of the Fund's net assets.

See accompanying Notes to Financial Statements.

                               THE PERKINS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at September 30, 2004 (Unaudited)

                                                      DISCOVERY    OPPORTUNITY
                                                        FUND          FUND
                                                      ---------    -----------
ASSETS
   Investments in securities, at value
       Nonaffiliated issuers (cost $7,016,707
         and $16,038,133, respectively)              $7,986,503    $11,205,298
       Affiliated issuers (cost $0 and
         $1,273,978, respectively)                           --        594,500
   Cash                                                     746             --
   Receivables:
       Fund shares sold                                     495             --
       Dividends and interest                             2,292            698
   Prepaid expenses                                       7,117          5,730
                                                     ----------    -----------
           Total assets                               7,997,153     11,806,226
                                                     ----------    -----------
LIABILITIES
   Payables:
       Fund shares redeemed                              80,053         10,277
       Advisory fees                                      2,635          6,231
       Administration fees                                2,466          2,466
       Custody fees                                       2,189          3,318
       Distribution fees                                  4,373          7,577
       Fund accounting fees                               9,708          9,949
       Transfer agent fees                               10,074         22,819
   Accrued expenses and other liabilities                 5,879         19,882
                                                     ----------    -----------
           Total liabilities                            117,377         82,519
                                                     ----------    -----------
NET ASSETS                                           $7,879,776    $11,723,707
                                                     ----------    -----------
                                                     ----------    -----------
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE ($7,879,776/353,121 and
     $11,723,707/910,415, respectively,
     of shares authorized without par value)             $22.31         $12.88
                                                         ------         ------
                                                         ------         ------
COMPONENTS OF NET ASSETS
   Paid-in capital                                   $6,735,475    $28,654,619
   Accumulated net investment loss                      (96,253)      (157,300)
   Accumulated net realized
     gain (loss) on investments                         270,758    (11,261,299)
   Net unrealized appreciation
     (depreciation) on investments                      969,796     (5,512,313)
                                                     ----------    -----------
           Net assets                                $7,879,776    $11,723,707
                                                     ----------    -----------
                                                     ----------    -----------

See accompanying Notes to Financial Statements.

                               THE PERKINS FUNDS

STATEMENTS OF OPERATIONS For the Six Months Ended September 30, 2004
(Unaudited)

                                                      DISCOVERY    OPPORTUNITY
                                                         FUND          FUND
                                                      ---------    -----------
INVESTMENT INCOME
   Income
       Interest                                       $   4,626    $     2,425
       Dividends                                          4,406          7,850
                                                      ---------    -----------
           Total income                                   9,032         10,275
                                                      ---------    -----------
   Expenses
       Advisory fees                                     42,114         66,173
       Administration fees                               15,041         16,689
       Transfer agent fees                               12,686         26,323
       Fund accounting fees                              11,029         11,029
       Distribution fees                                 10,529         16,543
       Registration fees                                  8,524          8,524
       Audit fees                                         6,769          8,524
       Custody fees                                       3,009          3,761
       Trustee fees                                       2,807          3,009
       Legal fees                                         2,507          2,507
       Reports to shareholders                            1,755          6,518
       Miscellaneous                                      1,755          2,257
       Insurance expense                                    351            752
                                                      ---------    -----------
           Total expenses                               118,876        172,609
           Less: fees waived                            (13,591)        (5,034)
                                                      ---------    -----------
           Net expenses                                 105,285        167,575
                                                      ---------    -----------
               NET INVESTMENT LOSS                      (96,253)      (157,300)
                                                      ---------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss)
     on investments^<F11>                                61,009       (502,554)
   Change in net unrealized depreciation
     on investments                                    (388,733)    (1,441,211)
                                                      ---------    -----------
       Net realized and unrealized
         gain (loss) on investments                    (327,724)    (1,943,765)
                                                      ---------    -----------
           NET DECREASE IN NET ASSETS
            RESULTING FROM OPERATIONS                 $(423,977)   $(2,101,065)
                                                      ---------    -----------
                                                      ---------    -----------

^<F11>  See Note 6 for information on affiliated issuers.

See accompanying Notes to Financial Statements.

                             PERKINS DISCOVERY FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                               SIX MONTHS ENDED            YEAR ENDED
                                           SEPTEMBER 30, 2004#<F14>      MARCH 31, 2004
                                           ------------------------      --------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment loss                            $  (96,253)              $ (171,314)
   Net realized gain on investments                   61,009                1,097,509
   Change in net unrealized appreciation
     (depreciation) on investments                  (388,733)               2,069,834
                                                  ----------               ----------
       NET INCREASE (DECREASE) IN NET
         ASSETS RESULTING FROM OPERATIONS           (423,977)               2,996,029
                                                  ----------               ----------

CAPITAL SHARE TRANSACTIONS
   Net increase in net assets
     derived from net change
     in outstanding shares (a)<F12>(b)<F13>          357,517                1,932,875
                                                  ----------               ----------
       TOTAL INCREASE (DECREASE)
         IN NET ASSETS                               (66,460)               4,928,904
                                                  ----------               ----------

NET ASSETS
   Beginning of Period                             7,946,236                3,017,332
                                                  ----------               ----------
   END OF PERIOD                                  $7,879,776               $7,946,236
                                                  ----------               ----------
                                                  ----------               ----------

(a)<F12>  Net of redemption fees of $11,019 and $63,644, respectively.
(b)<F13>  A summary of capital share transactions is as follows:

                              SIX MONTHS ENDED              YEAR ENDED
                          SEPTEMBER 30, 2004 #<F14>       MARCH 31, 2004
                          -------------------------    --------------------
                           Shares        Value         Shares         Value
                           ------        -----         ------         -----
Shares sold                 119,627    $ 2,844,364     609,853     $12,104,526
Shares redeemed            (107,476)    (2,486,847)   (491,009)    (10,171,651)
                           --------    -----------    --------     -----------
Net increase (decrease)      12,151    $   357,517     118,844     $ 1,932,875
                           --------    -----------    --------     -----------
                           --------    -----------    --------     -----------

#<F14>  Unaudited

See accompanying Notes to Financial Statements.

                            PERKINS OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

                                              SIX MONTHS ENDED            YEAR ENDED
                                          SEPTEMBER 30, 2004#<F17>      MARCH 31, 2004
                                          ------------------------      --------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment loss                           $  (157,300)             $  (342,490)
   Net realized loss on investments                 (502,554)                (227,970)
   Change in net unrealized appreciation
     (depreciation) on investments                (1,441,211)               6,760,695
                                                 -----------              -----------
       NET INCREASE (DECREASE) IN NET
         ASSETS RESULTING FROM OPERATIONS         (2,101,065)               6,190,235
                                                 -----------              -----------

CAPITAL SHARE TRANSACTIONS
   Net decrease in net assets
     derived from net change
     in outstanding shares (a)<F15>(b)<F16>       (1,751,866)              (4,495,711)
                                                 -----------              -----------
       TOTAL INCREASE (DECREASE)
         IN NET ASSETS                            (3,852,931)               1,694,524
                                                 -----------              -----------

NET ASSETS
   Beginning of Period                            15,576,638               13,882,114
                                                 -----------              -----------
   END OF PERIOD                                 $11,723,707              $15,576,638
                                                 -----------              -----------
                                                 -----------              -----------

(a)<F15>  Net of redemption fees of $2,452 and $10,473, respectively.
(b)<F16>  A summary of capital share transactions is as follows:

                              SIX MONTHS ENDED              YEAR ENDED
                          SEPTEMBER 30, 2004 #<F17>       MARCH 31, 2004
                          -------------------------    --------------------
                           Shares        Value         Shares         Value
                           ------        -----         ------         -----
Shares sold                 7,383      $   105,780     133,782     $ 1,720,129
Shares redeemed          (132,975)      (1,857,646)   (455,462)     (6,215,840)
                         --------      -----------    --------     -----------
Net decrease             (125,592)     $(1,751,866)   (321,680)    $(4,495,711)
                         --------      -----------    --------     -----------
                         --------      -----------    --------     -----------

#<F17>  Unaudited.

See accompanying Notes to Financial Statements.

                             PERKINS DISCOVERY FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

                                     SIX MONTHS ENDED                           YEAR ENDED MARCH 31,
                                      SEPTEMBER 30,       ----------------------------------------------------------------
                                        2004#<F18>        2004           2003           2002           2001           2000
                                     ----------------     ----           ----           ----           ----           ----
Net asset value,
  beginning of period                     $23.30         $13.58         $18.61         $16.25         $40.22         $17.35
                                          ------         ------         ------         ------         ------         ------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                     (0.27)         (0.50)         (0.40)         (0.11)         (0.33)         (0.51)
   Net realized and
     unrealized gain (loss)
     on investments                        (0.75)         10.03          (4.66)          4.59         (15.45)         26.07
                                          ------         ------         ------         ------         ------         ------
       Total from investment
         operations                        (1.02)          9.53          (5.06)          4.48         (15.78)         25.56
                                          ------         ------         ------         ------         ------         ------

LESS DISTRIBUTIONS:
   From net realized gain                     --             --          (0.07)         (2.13)         (8.19)         (2.69)
                                          ------         ------         ------         ------         ------         ------
   Paid-in capital
     from redemption
     fees (Note 2)                          0.03           0.19           0.10           0.01             --             --
                                          ------         ------         ------         ------         ------         ------
Net asset value,
  end of period                           $22.31         $23.30         $13.58         $18.61         $16.25         $40.22
                                          ------         ------         ------         ------         ------         ------
                                          ------         ------         ------         ------         ------         ------
Total return                               (4.25)%^<F20>  71.58%        (26.63)%        28.44%        (41.40)%       160.88%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
  period (millions)                        $ 7.9          $ 7.9          $ 3.0          $ 6.9          $ 1.1          $ 2.0

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
   Before fees waived and
     expenses absorbed                      2.82%+<F19>    2.94%          4.56%          7.49%         10.86%         12.27%
   After fees waived and
     expenses absorbed                      2.50%+<F19>    2.50%          2.50%          2.50%          2.50%          2.50%

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
   Before fees waived and
     expenses absorbed                     (2.61)%+<F19>  (2.79)%        (4.20)%        (6.87)%       (10.03)%       (11.97)%
   After fees waived and
     expenses absorbed                     (2.29)%+<F19>  (2.35)%        (2.14)%        (1.88)%        (1.67)%        (2.20)%
   Portfolio turnover rate                  8.26%^<F20>  103.20%         54.67%         49.92%         73.76%        144.58%

#<F18>  Unaudited.
+<F19>  Annualized.
^<F20>  Not Annualized.

See accompanying Notes to Financial Statements.

                            PERKINS OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

                                     SIX MONTHS ENDED                           YEAR ENDED MARCH 31,
                                      SEPTEMBER 30,       ----------------------------------------------------------------
                                        2004#<F21>        2004           2003           2002           2001           2000
                                     ----------------     ----           ----           ----           ----           ----
Net asset value,
  beginning of period                     $15.04         $10.22         $16.88         $17.33         $24.85         $11.85
                                          ------         ------         ------         ------         ------         ------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                     (0.17)         (0.33)         (0.31)         (0.36)         (0.31)         (0.34)
   Net realized and
     unrealized gain (loss)
     on investments                        (1.99)          5.14          (6.38)         (0.36)         (7.21)         13.34
                                          ------         ------         ------         ------         ------         ------
       Total from investment
         operations                        (2.16)          4.81          (6.69)         (0.72)         (7.52)         13.00
                                          ------         ------         ------         ------         ------         ------
   Paid-in capital
     from redemption
     fees (Note 2)                            --*<F22>     0.01           0.03           0.27             --             --
                                          ------         ------         ------         ------         ------         ------
Net asset value,
  end of period                           $12.88         $15.04         $10.22         $16.88         $17.33         $24.85
                                          ------         ------         ------         ------         ------         ------
                                          ------         ------         ------         ------         ------         ------
Total return                              (14.48)%^<F24>  47.16%        (39.45)%        (2.60)%       (30.26)%       109.70%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
  period (millions)                       $ 11.7         $ 15.6         $ 13.9         $ 26.1         $ 29.1         $ 50.2

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
   Before fees waived                       2.61%+<F23>    2.30%          2.42%          2.24%          2.20%          2.18%
   After fees waived                        2.54%+<F23>    2.30%          2.42%          2.24%          2.20%          2.18%

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
   Before fees waived                      (2.45)%+<F23>  (2.03)%        (2.03)%        (1.94)%        (1.53)%        (1.90)%
   After fees waived                       (2.38)%+<F23>  (2.03)%        (2.03)%        (1.94)%        (1.53)%        (1.90)%
   Portfolio turnover rate                 24.18%^<F24>   19.31%         10.72%         23.70%         30.08%         29.64%

#<F21>  Unaudited.
*<F22>  Amount less than $0.01 per share.
+<F23>  Annualized.
^<F24>  Not Annualized.

See accompanying Notes to Financial Statements.

                               THE PERKINS FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 - ORGANIZATION

The Perkins Discovery Fund and the Perkins Opportunity Fund (the "Funds") are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. Each Fund's primary investment objective is capital appreciation. The Perkins Discovery Fund and the Perkins Opportunity Fund began operations on April 9, 1998 and February 18, 1993, respectively.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on Nasdaq shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq shall be valued at the most recent trade price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provisions are required.

C. Security Transactions, Investment Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities owned on realized transactions are relieved on a specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Income and capital gains distributions to shareholders are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Those differences are primarily due to differing treatments for net operating losses.

D. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

E. Share Valuation. The net asset value ("NAV") per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds' shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund's net asset value per share. The Funds charge a 1.00% redemption fee on shares held less than six months. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. Both Funds will retain the fee charged as paid-in capital and such fees become part of that Fund's daily NAV calculation.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

For the six months ended September 30, 2004, Perkins Capital Management, Inc. (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space and certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of each Fund. For the six months ended September 30, 2004, the Perkins Discovery Fund and the Perkins Opportunity Fund incurred $42,114 and $66,173, respectively, in advisory fees.

The Funds are responsible for their own operating expenses. The Advisor has agreed to reduce fees for the Perkins Discovery Fund to the extent necessary to limit the Fund's aggregate annual operating expenses to 2.50% of its average daily net assets. Beginning August 1, 2004, the Advisor has contractually agreed to limit the Perkins Opportunity Fund's expenses by reducing all or a portion of its fees and reimbursing the Fund's expenses so that its ratio of expenses to average net assets will not exceed 2.50%. For the six months ended September 30, 2004, the Advisor has voluntarily waived fees of $13,591 for the Perkins Discovery Fund and $5,034 for the Perkins Opportunity Fund.

Any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, any time before the end of the third fiscal year following the period to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement.

At September 30, 2004, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds was $242,902 and $5,034 for the Perkins Discovery Fund and the Perkins Opportunity Fund, respectively. The Advisor may recapture a portion of the above amount no later than the dates as stated below:

                                                 March 31,

                                 2005        2006         2007        2008
                                 ----        ----         ----        ----
The Perkins Discovery Fund     $113,225     $84,425     $31,661      $13,591
The Perkins Opportunity Fund   $     --     $    --     $    --      $ 5,034

U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund's Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountant; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals.

For its services, the Administrator receives a monthly fee at the following annual rate:

     Under $12 million             $30,000
     $12 to $50 million            0.25% of average daily net assets
     $50 to $100 million           0.20% of average daily net assets
     $100 to $200 million          0.15% of average daily net assets
     Over $200 million             0.10% of average daily net assets

For the six months ended September 30, 2004, the Perkins Discovery Fund and the Perkins Opportunity Fund incurred $15,041 and $16,689 in administration fees, respectively.

U.S. Bank, N.A., an affiliate of the Administrator, serves as custodian to the Fund.

Quasar Distributors, LLC, (the "Distributor"), acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Trust are also officers and/or directors of the Administrator or Distributor.

NOTE 4 - DISTRIBUTION PLAN

Each Fund has adopted a Distribution Plan (the "Plans") in accordance with Rule 12b-1 under the 1940 Act. The Plans provides that the Funds may pay a fee to the Advisor as Distribution Coordinator at an annual rate of up to 0.25% of the average daily net assets of the Funds.

The Perkins Discovery Fund pays a fee to the Advisor as compensation for distribution-related activities, not reimbursement for specific expenses. For the six months ended September 30, 2004, the Perkins Discovery Fund and paid fees of $10,529 to the Advisor.

The Perkins Opportunity Fund pays a fee to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activities. For the six months ended September 30, 2004, the Perkins Opportunity Fund paid $16,543 to the Advisor.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from the sale of securities for the six months ended September 30, 2004 excluding short-term investments, were $603,444 and $1,028,587, respectively, for the Perkins Discovery Fund.

The cost of purchases and the proceeds from the sale of securities for the six months ended September 30, 2004 excluding short-term investments, were $3,072,038 and $3,988,936, respectively, for the Perkins Opportunity Fund.

NOTE 6 - INVESTMENTS IN AFFILIATES

Affiliated companies, as defined in Section 2(a)(3) of the Investment Company Act of 1940, are companies where 5% or more of the outstanding voting shares are held by a Fund. For the six months ended September 30, 2004, the Perkins Opportunity Fund had the following transactions with affiliated companies:

                                                                                      Amount of         Amount of
                                                                                      Dividends           Gain
                                                                                     Credited to       Realized on
                                                                                      Income for     Sale of Shares
                                                                                       the Six           for the
                           Shares                                       Shares          Months         Six Months
                            Held                                         Held           Ended             Ended
                           March        Purchases/       Sales/       September       September         September
                          31, 2004      Additions      Reductions      30, 2004        30, 2004         30, 2004
                          -------       ----------     ----------     ---------       ---------         ---------
Insignia Systems, Inc.    725,000           --             --          725,000            --               --

NOTE 7 - DISTRIBUTIONS TO SHAREHOLDERS

On December 23, 2002, a distribution of $0.0688 per share was declared for the Perkins Discovery Fund. The dividend was paid on December 23, 2002, to shareholders of record on December 20, 2002. The tax character of distributions paid during the years ended March 31, 2003 and 2004 was as follows:

                                           2004             2003
                                           ----             ----
     Distributions paid from:
        Long-term capital gain           $    --           $16,864

As of March 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                               The Perkins     The Perkins
                                             Discovery Fund  Opportunity Fund
                                             --------------  ----------------
     Cost of investments                       $6,583,526      $ 18,940,119
                                               ----------      ------------
     Gross tax unrealized appreciation          1,541,828         1,750,918
     Gross tax unrealized depreciation           (205,394)       (5,822,020)
                                               ----------      ------------
     Net tax unrealized appreciation
     (depreciation)                            $1,336,434      $ (4,071,102)
                                               ----------      ------------
                                               ----------      ------------
     Undistributed ordinary income             $       --      $         --
     Undistributed long-term capital gain         231,844                --
                                               ----------      ------------
     Total distributable earnings              $  231,844      $         --
                                               ----------      ------------
                                               ----------      ------------
     Other accumulated gains/(losses)          $       --      $(10,758,745)
                                               ----------      ------------
     Total accumulated earnings/(losses)       $1,568,278      $(14,829,847)
                                               ----------      ------------
                                               ----------      ------------

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

                               THE PERKINS FUNDS

MANAGEMENT OF THE FUNDS (Unaudited)

The Trustees are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds. The Trustees, in turn, elect the Officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and Officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below.

                                                                                      Number of
                                                                                      Portfolios
                                             Term of         Principal                in Fund
                               Position      Office and      Occupation               Complex***<F27>    Other
Name, Address                  with          Length of       During                   Overseen           Directorships
and Age                        the Trust     Time Served     Past Five Years          by Trustees        Held
-------------                  ---------     -----------     ---------------          ---------------    -------------

                                                 Independent Trustees of the Trust
                                                 ---------------------------------

Dorothy A. Berry*<F25>         Chairman      Indefinite      President, Talon                2           None.
(born 1943)                    and           Term            Industries, Inc.
2020 E. Financial Way          Trustee       since           (administrative,
Suite 100                                    May 1991.       management and
Glendora, CA 91741                                           business consulting);
                                                             formerly Chief
                                                             Operating Officer,
                                                             Integrated Asset
                                                             Management
                                                             (investment
                                                             advisor and
                                                             manager) and
                                                             formerly President,
                                                             Value Line, Inc.
                                                             (investment
                                                             advisory and
                                                             financial
                                                             publishing firm).

Wallace L. Cook*<F25>          Trustee       Indefinite      Retired.                        2           None.
(born 1939)                                  Term            Formerly Senior
2020 E. Financial Way                        since           Vice President,
Suite 100                                    May 1991.       Rockefeller Trust
Glendora, CA 91741                                            Co.; Financial
                                                             Counselor,
                                                             Rockefeller & Co.

Carl A. Froebel*<F25>          Trustee       Indefinite      Private Investor.               2           None.
(born 1938)                                  Term            Formerly Managing
2020 E. Financial Way                        since           Director, Premier
Suite 100                                    May 1991.       Solutions, Ltd.
Glendora, CA 91741                                           Formerly President
                                                             and Founder,
                                                             National Investor
                                                             Data Services, Inc.
                                                             (investment related
                                                             computer software).

Rowley W.P. Redington*<F25>    Trustee       Indefinite      President;                      2           None.
(born 1944)                                  Term            Intertech Computer
2020 E. Financial Way                        since           Services Corp.
Suite 100                                    May 1991.       (computer services
Glendora, CA 91741                                           and consulting).

                                                  Interested Trustee of the Trust
                                                  -------------------------------

Steven J. Paggioli**<F26>      Trustee       Indefinite      Consultant since                2           Trustee,
(born 1950)                                  Term            July 2001; formerly,                        Managers
2020 E. Financial Way                        since           Executive Vice                              Funds.
Suite 100                                    May 1991.       President,
Glendora, CA 91741                                           Investment
                                                             Company
                                                             Administration,
                                                             LLC ("ICA")
                                                             (mutual fund
                                                             administrator).

                                                       Officers of the Trust
                                                       ---------------------

Robert M. Slotky               President     Indefinite      Vice President,                 2           Not
(born 1947)                                  Term since      U.S. Bancorp                                Applicable.
2020 E. Financial Way                        August 2002.    Fund Services,
Suite 100                                                    LLC since July
Glendora, CA 91741             Chief         Indefinite      2001; formerly,
                               Compliance    Term since      Senior Vice
                               Officer       September       President, ICA
                                             2004.           (May 1997-July
                                                             2001).

Eric W. Falkeis                Treasurer     Indefinite      Vice President,                 2           Not
(born 1973)                                  Term            U.S. Bancorp                                Applicable.
615 East Michigan St.                        since           Fund Services,
Milwaukee, WI 53202                          August 2002.    LLC since 1997;
                                                             Chief Financial
                                                             Officer, Quasar
                                                             Distributors, LLC
                                                             since 2000.

Chad E. Fickett                Secretary     Indefinite      Assistant Vice                  2           Not
(born 1973)                                  Term            President, U.S.                             Applicable.
615 East Michigan St.                        since           Bancorp Fund
Milwaukee, WI 53202                          March 2002.     Services, LLC
                                                             since July 2000.

  *<F25> Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act.
 **<F26> Denotes Trustee who is an "interested person" of the Trust under the 1940 Act. Mr. Paggioli is an interested person of the Trust by virtue of his prior relationship with Quasar Distributors, LLC, the Fund's principal underwriter.
***<F27> The Trust is comprised of numerous portfolios managed by unaffiliated investment advisers. The term "Fund Complex" applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

                               THE PERKINS FUNDS

INFORMATION ABOUT PROXY VOTING (Unaudited)

Information regarding how The Perkins Funds vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at
(800) 280-4779, by accessing the Funds' website at www.perkinscapital.com, or by
                                                   ----------------------
accessing the SEC's website at www.sec.gov. Information regarding how the Funds
                               -----------
voted proxies relating to portfolio securities during the twelve months ending June 30, 2004 is available by calling (800) 280-4779 and on the SEC's website at www.sec.gov.
-----------

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

Beginning with the first and third fiscal quarters ending on or after July 9, 2004, The Perkins Funds will file their complete schedule of portfolio holdings with the SEC on Form N-Q. The Funds' Form N-Q will be available without charge, upon request, by calling (800) 280-4779. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.
                            -----------

                                    Advisor
                        PERKINS CAPITAL MANAGEMENT, INC.
                              730 East Lake Street
                            Wayzata, MN  55391-1769
                                 (800) 998-3190
                                 (952) 473-8367

                                  Distributor
                            QUASAR DISTRIBUTORS, LLC
                            615 East Michigan Street
                              Milwaukee, WI  53202

                                   Custodian
                                U.S. BANK, N.A.
                               425 Walnut Street
                             Cincinnati, OH  45202

                                 Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                                  P.O. Box 701
                           Milwaukee, WI  53201-0701

                 Independent Registered Public Accounting Firm
                              TAIT, WELLER & BAKER
                         1818 Market Street, Suite 2400
                            Philadelphia, PA  19103

                                 Legal Counsel
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                          55 Second Street, 24th Floor
                         San Francisco, CA  94105-3441

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

The registrant has adopted a nominating committee charter that contains procedures by which shareholders may recommend nominees to the registrant's board of trustees. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees for the period.

ITEM 10. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
------------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

     Not Applicable

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------------------------

     By (Signature and Title) /s/Robert M. Slotky
                              ----------------------------------------
                              Robert M. Slotky, President

     Date    12-6-04
           ----------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F28> /s/Robert M. Slotky
                                    ----------------------------------
                                    Robert M. Slotky, President

     Date    12-6-04
           ----------------------------------

     By (Signature and Title)*<F28> /s/Eric W. Falkeis
                                    ----------------------------------
                                    Eric W. Falkeis, Treasurer
     Date    12-6-04
           ----------------------------------

*<F28> Print the name and title of each signing officer under his or her signature.